Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

	December 31,
	2018	2017	2016
	USD in thousands
Deferred tax assets:
Operating loss carryforward	18,711	8,838	2,636

Deferred taxes due to carryforward losses	4,303	2,033	606
	4,303	2,033	606

Valuation allowance	(4,303)	(2,033)	(606)
Net deferred tax asset	--	--	--